SPECIAL CHARGES, NET	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
SPECIAL CHARGES, NET
 SPECIAL CHARGES, NET
As part of our business strategy, we periodically right-size and consolidate operations to improve long-term results. Additionally, from time to time, we alter our business model to better serve customer demand, discontinue lower-margin product lines and rationalize and consolidate manufacturing capacity. Our restructuring and integration decisions are based, in part, on discounted cash flows and are designed to achieve our goals of reducing structural footprint and maximizing profitability. As a result of our strategic review process, we recorded net special charges of $42.6, $14.2 and $16.0 in 2015, 2014 and 2013, respectively. These net special charges were primarily related to restructuring initiatives to consolidate manufacturing and sales facilities, reduce workforce, and rationalize certain product lines, as well as tangible asset impairment charges.
The components of the charges have been computed based on expected cash payouts, including severance and other employee benefits based on existing severance policies, local laws, and other estimated exit costs, and our estimate of the realizable value of the affected tangible and intangible assets.
Liabilities for exit costs including, among other things, severance, other employee benefit costs, and operating lease obligations on idle facilities, are measured initially at their fair value and recorded when incurred.
With the exception of certain multi-year operating lease obligations and other contractual obligations, which are not material to our consolidated and combined financial statements, we anticipate that liabilities related to restructuring actions as of December 31, 2015 will be paid within one year from the period in which the action was initiated.
Special charges for the years ended December 31, 2015, 2014 and 2013 are described in more detail below and in the applicable sections that follow:

	Year ended December 31,
	2015	2014	2013
Employee termination costs	$38.5	$11.6	$13.5
Facility consolidation costs	2.5	0.6	1.0
Other cash costs (recoveries), net	—	0.5	(0.2)
Non-cash asset write-downs	1.6	1.5	1.7
Total	$42.6	$14.2	$16.0

2015 Charges:

	Employee Termination Costs	Facility Consolidation Costs	Other Cash Costs (Recoveries), Net	Non-Cash Asset Write-downs	Total Special Charges
Food and Beverage	$25.1	$0.3	$0.1	$0.3	$25.8
Power and Energy	7.8	0.3	(0.1)	0.1	8.1
Industrial	3.4	1.9	—	0.7	6.0
Other	2.2	—	—	0.5	2.7
Total	$38.5	$2.5	$—	$1.6	$42.6

Food and Beverage—Charges for 2015 related primarily to severance and other costs associated with (i) the ongoing consolidation and relocation of a manufacturing facility in Germany to an existing facility in Poland and, to a much lesser extent, (ii) restructuring initiatives in South America and the U.S. Once completed, these restructuring activities are expected to result in the termination of approximately 250 employees. Charges for 2015 also included asset impairment charges of $0.3 related to certain tangible long-lived assets.
Power and Energy—Charges for 2015 related primarily to severance and other costs associated with actions taken to (i) reduce the cost base of the segment in response to oil price declines that began in the latter half of 2014 and have continued throughout 2015, which has resulted in a reduction in capital spending by our customers in the oil and gas industries, and (ii) realign certain sites around core service markets. Once completed, these restructuring activities are expected to result in the termination of approximately 90 employees. Charges for 2015 also included asset impairment charges of $0.1 related to certain tangible long-lived assets.
Industrial—Charges for 2015 related primarily to severance and other costs associated with (i) the ongoing consolidation and relocation of a manufacturing facility in Denmark to an existing facility in Poland and (ii) a reorganization of the commercial and operational structure of certain of the segment's business in Europe and the U.S. Once completed, these restructuring activities are expected to result in the termination of approximately 180 employees. Charges for 2015 also included asset impairment charges of $0.7 related to certain tangible long-lived assets.
Other—Charges for 2015 related primarily to (i) a restructuring of the Company's corporate development function subsequent to the Spin-Off and (ii) an allocation of special charges associated with SPX's corporate functions and activities prior to the Spin-Off. Charges for 2015 also included asset impairment charges of $0.5 related to certain information technology assets. See Note 1 for a discussion of the methodology used to allocate corporate-related costs prior to the Spin-Off.
Expected charges still to be incurred under actions approved as of December 31, 2015 are approximately $15.4.
2014 Charges:

	Employee Termination Costs	Facility Consolidation Costs	Other Cash Costs (Recoveries), Net	Non-Cash Asset Write-downs	Total Special Charges
Food and Beverage	$3.4	$0.5	$—	$0.7	$4.6
Power and Energy	5.7	—	0.8	0.8	7.3
Industrial	1.6	0.1	(0.3)	—	1.4
Other	0.9	—	—	—	0.9
Total	$11.6	$0.6	$0.5	$1.5	$14.2

Food and Beverage—Charges for 2014 related primarily to severance and other costs associated with the reorganization of the segment's commercial organization in Europe, which resulted in the termination of 25 employees. Charges for 2014 also included asset impairment charges of $0.7 related to certain tangible long-lived assets.
Power and Energy—Charges for 2014 related primarily to severance and other costs associated with restructuring initiatives at various locations in Europe and the U.S. These actions were taken primarily to reduce the cost base of Clyde Union, as we continued to integrate this business into the segment, and resulted in the termination of 49 employees. Charges for 2014 also included asset impairment charges of $0.8 related to certain Clyde Union tangible long-lived assets in the U.S.
Industrial—Charges for 2014 related primarily to severance and other costs associated with the reorganization of the Johnson Pump management structure in Europe, as well as facility consolidation in the U.S., and resulted in the termination of 26 employees.
Other—Charges for 2014 related primarily to an allocation of special charges associated with SPX's corporate functions and activities. See Note 1 for a discussion of the methodology used to allocate corporate-related costs prior to the Spin-Off.
2013 Charges:

	Employee Termination Costs	Facility Consolidation Costs	Other Cash Costs (Recoveries), Net	Non-Cash Asset Write-downs	Total Special Charges
Food and Beverage	$2.6	$—	$(0.3)	$0.7	$3.0
Power and Energy	8.0	0.5	—	0.9	9.4
Industrial	1.4	0.5	—	0.1	2.0
Other	1.5	—	0.1	—	1.6
Total	$13.5	$1.0	$(0.2)	$1.7	$16.0

Food and Beverage—Charges for 2013 related primarily to severance and other costs associated with the operational realignment of the segment's reporting structure which resulted in the termination of 43 employees. Charges for 2013 also included asset impairment charges of $0.7 related to the exit of facilities in Denmark and the U.K.
Power and Energy—Charges for 2013 related primarily to severance and other costs associated with restructuring initiatives at various locations in Europe and the U.S. These actions were taken primarily to reduce the cost base of Clyde Union, as we continued to integrate the business into the segment. These activities resulted in the termination of 416 employees. Charges for 2013 also included asset impairment charges of $0.9 related to the exit of a Clyde Union facility in the U.S.
Industrial—Charges for 2013 related primarily to severance and other costs associated with restructuring initiatives at various locations in Europe and Asia Pacific, as well as the closure of a facility in the U.S. These activities resulted in the termination of 30 employees.
Other—Charges for 2013 related primarily to severance costs incurred in connection with the consolidation of certain overhead support functions that were dedicated to the Company's operations and an allocation of special charges associated with SPX's corporate functions and activities. See Note 1 for a discussion of the methodology used to allocate corporate-related costs prior to the Spin-Off.
The following is an analysis of our restructuring liabilities for the years ended December 31, 2015, 2014 and 2013:

	December 31,
	2015	2014	2013
Balance at beginning of year	$9.2	$10.1	$10.4
Special charges (1)	41.0	12.7	14.3
Utilization — cash	(14.3)	(13.6)	(14.4)
Currency translation adjustment and other	(3.0)	—	(0.2)
Balance at end of year	$32.9	$9.2	$10.1

(1)
The years ended December 31, 2015, 2014 and 2013 excluded $1.6, $1.5 and $1.7, respectively, of asset impairment and non-cash charges allocated from SPX that impacted special charges but not the restructuring liabilities.